Commitments And Contingencies Captive Insurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Collateralized letters of credit outstanding related to insurance and reinsurance contracts	$ 8,000		$ 8,000
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Beginning balances	6,021	$ 5,458
Current year	1,943	1,792
Prior years	2,249	1,248
Total incurred	4,192	3,040
Current year	36	78
Prior years	2,791	2,399
Total paid	2,827	2,477
Liability for unpaid losses as of December 31	7,386	$ 6,021
Purchase Commitment, Remaining Minimum Amount Committed	7,600
Supply Commitment, Remaining Minimum Amount Committed	$ 6,100